Financial instruments - Fair value of financial instruments (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Short-term investments
Financial instruments
Financial assets at fair value	R$ 627.7	R$ 1,036.1
Restricted investments
Financial instruments
Financial assets at fair value	3.9	8.8
Long-term investments
Financial instruments
Financial assets at fair value	906.4	836.0
Forward foreign currency contract
Financial instruments
Financial assets at fair value	246.0	219.9
Foreign currency options
Financial instruments
Financial assets at fair value	185.6	187.5
Financial liabilities at fair value	(25.2)	(27.0)
Heating oil forward contracts
Financial instruments
Financial assets at fair value	5.2	4.5
Derivatives not designated as hedge | Interest rate swap contract
Financial instruments
Financial assets at fair value		4.2
Fair value hedge | Interest rate swap contract
Financial instruments
Financial assets at fair value	6.0	4.7
Level 2 | Short-term investments
Financial instruments
Financial assets at fair value	627.7
Level 2 | Restricted investments
Financial instruments
Financial assets at fair value	3.9	8.8
Level 2 | Forward foreign currency contract
Financial instruments
Financial assets at fair value	246.0	219.9
Level 2 | Foreign currency options
Financial instruments
Financial assets at fair value	185.6	187.5
Financial liabilities at fair value	(25.2)	(27.0)
Level 2 | Heating oil forward contracts
Financial instruments
Financial assets at fair value	5.2	4.5
Level 2 | Derivatives not designated as hedge | Interest rate swap contract
Financial instruments
Financial assets at fair value		4.2
Level 2 | Fair value hedge | Interest rate swap contract
Financial instruments
Financial assets at fair value	6.0	4.7
Level 3 | Long-term investments
Financial instruments
Financial assets at fair value	906.4	836.0
Interest rate swap contract | Derivatives not designated as hedge
Financial instruments
Financial liabilities at fair value	(393.3)	(385.2)
Interest rate swap contract | Cash flow hedge
Financial instruments
Financial liabilities at fair value	(12.0)	(14.7)
Interest rate swap contract | Level 2 | Derivatives not designated as hedge
Financial instruments
Financial liabilities at fair value	(393.3)	(385.2)
Interest rate swap contract | Level 2 | Cash flow hedge
Financial instruments
Financial liabilities at fair value	R$ (12.0)	R$ (14.7)